STOCK-BASED COMPENSATION - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 159	$ 171	$ 166
Granted (in dollars per share)	140	143	172
Released (in dollars per share)	174	164	157
Canceled/forfeited (in dollars per share)	158	167	167
Ending balance (in dollars per share)	$ 147	$ 159	$ 171
Number of Units
Beginning balance (in shares)	7,527,341	7,734,277	8,635,317
Granted (in shares)	3,985,870	4,230,186	2,525,947
Released (in shares)	(1,860,660)	(3,567,495)	(2,401,761)
Canceled/forfeited (in shares)	(753,459)	(869,627)	(1,025,226)
Ending balance (in shares)	8,899,092	7,527,341	7,734,277
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 173	$ 185	$ 178
Granted (in dollars per share)	140	153	180
Performance adjustments (in dollars per share)	194	185	157
Released (in dollars per share)	194	185	157
Canceled/forfeited (in dollars per share)	174	184	187
Ending balance (in dollars per share)	$ 155	$ 173	$ 185
Number of Units
Beginning balance (in shares)	2,928,932	3,140,707	2,824,294
Granted (in shares)	990,336	1,137,242	1,430,098
Performance adjustments (in shares)	(387,457)	(168,055)	29,960
Released (in shares)	(419,759)	(840,552)	(1,027,181)
Canceled/forfeited (in shares)	(237,294)	(340,410)	(116,464)
Ending balance (in shares)	2,874,758	2,928,932	3,140,707